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Schedules of Investments
(unaudited)
Putnam Retirement Advantage Maturity Fund 2
Putnam Retirement Advantage 2030 Fund 3
Putnam Retirement Advantage 2035 Fund 4
Putnam Retirement Advantage 2040 Fund 5
Putnam Retirement Advantage 2045 Fund 6
Putnam Retirement Advantage 2050 Fund 7
Putnam Retirement Advantage 2055 Fund 8
Putnam Retirement Advantage 2060 Fund 9
Putnam Retirement Advantage 2065 Fund 10
Putnam Retirement Advantage 2070 Fund 11
Notes to Schedules of Investments 12

Putnam Target Date Funds
Schedule of Investments (unaudited), May 31, 2026
Putnam Retirement Advantage Maturity Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds 94.4%
Domestic Hybrid 94.4%
a
Putnam Multi-Asset Income Fund , Class P ................................ 3,644,581 $ 42,750,933
Total Investments In Underlying Funds (Cost $ 39,590,000 ) .......................
42,750,933
a a a a
Short Term Investments 5.9%
a
Management Investment Companies 5.9%
a,b
Putnam Short Term Investment Fund , Class P , 3.801% ....................... 2,668,701 2,668,701
Total Management Investment Companies (Cost $ 2,668,701 ) .....................
2,668,701
Total Short Term Investments (Cost $ 2,668,701 ) .................................
2,668,701
a
Total Investments (Cost $ 42,258,701 ) 100.3% ...................................
$45,419,634
Other Assets, less Liabilities (0.3) % ...........................................
(124,270)
Net Assets 100.0% ...........................................................
$45,295,364
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Schedule of Investments (unaudited), May 31, 2026
Putnam Retirement Advantage 2030 Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds 94.2%
Asset Allocation 72.8%
a
Putnam Dynamic Asset Allocation Balanced Fund , Class P .................... 416,139 $ 7,532,112
a
Putnam Dynamic Asset Allocation Conservative Fund , Class P ................. 2,356,634 27,336,950
34,869,062
Domestic Hybrid 21.4%
a
Putnam Multi-Asset Income Fund , Class P ................................ 874,142 10,253,690
Total Investments In Underlying Funds (Cost $ 42,625,285 ) .......................
45,122,752
a a a a
Short Term Investments 5.8%
a
Management Investment Companies 5.8%
a,b
Putnam Short Term Investment Fund , Class P , 3.801% ....................... 2,785,251 2,785,251
Total Management Investment Companies (Cost $ 2,785,251 ) .....................
2,785,251
Total Short Term Investments (Cost $ 2,785,251 ) .................................
2,785,251
a
Total Investments (Cost $ 45,410,536 ) 100.0% ...................................
$47,908,003
Other Assets, less Liabilities 0.0%
†
............................................
6,695
Net Assets 100.0% ...........................................................
$47,914,698
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Schedule of Investments (unaudited), May 31, 2026
Putnam Retirement Advantage 2035 Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds 95.5%
Asset Allocation 89.8%
a
Putnam Dynamic Asset Allocation Balanced Fund , Class P .................... 2,521,927 $ 45,646,871
a
Putnam Dynamic Asset Allocation Conservative Fund , Class P ................. 351,349 4,075,652
49,722,523
Domestic Hybrid 5.7%
a
Putnam Multi-Asset Income Fund , Class P ................................ 266,866 3,130,343
Total Investments In Underlying Funds (Cost $ 49,324,826 ) .......................
52,852,866
a a a a
Short Term Investments 4.5%
a
Management Investment Companies 4.5%
a,b
Putnam Short Term Investment Fund , Class P , 3.801% ....................... 2,515,701 2,515,701
Total Management Investment Companies (Cost $ 2,515,701 ) .....................
2,515,701
Total Short Term Investments (Cost $ 2,515,701 ) .................................
2,515,701
a
Total Investments (Cost $ 51,840,527 ) 100.0% ...................................
$55,368,567
Other Assets, less Liabilities (0.0) %
†
...........................................
(1,767)
Net Assets 100.0% ...........................................................
$55,366,800
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Schedule of Investments (unaudited), May 31, 2026
Putnam Retirement Advantage 2040 Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds 96.6%
Asset Allocation 96.6%
a
Putnam Dynamic Asset Allocation Balanced Fund , Class P .................... 1,499,284 $ 27,137,044
a
Putnam Dynamic Asset Allocation Growth Fund , Class P ...................... 807,042 19,433,578
46,570,622
Total Investments In Underlying Funds (Cost $ 42,545,702 ) .......................
46,570,622
a a a a
Short Term Investments 3.4%
a
Management Investment Companies 3.4%
a,b
Putnam Short Term Investment Fund , Class P , 3.801% ....................... 1,624,716 1,624,716
Total Management Investment Companies (Cost $ 1,624,716 ) .....................
1,624,716
Total Short Term Investments (Cost $ 1,624,716 ) .................................
1,624,716
a
Total Investments (Cost $ 44,170,418 ) 100.0% ...................................
$48,195,338
Other Assets, less Liabilities (0.0) %
†
...........................................
(3,727)
Net Assets 100.0% ...........................................................
$48,191,611
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Schedule of Investments (unaudited), May 31, 2026
Putnam Retirement Advantage 2045 Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds 97.4%
Asset Allocation 97.4%
a
Putnam Dynamic Asset Allocation Balanced Fund , Class P .................... 216,180 $ 3,912,863
a
Putnam Dynamic Asset Allocation Growth Fund , Class P ...................... 1,283,583 30,908,668
34,821,531
Total Investments In Underlying Funds (Cost $ 30,769,784 ) .......................
34,821,531
a a a a
Short Term Investments 2.6%
a
Management Investment Companies 2.6%
a,b
Putnam Short Term Investment Fund , Class P , 3.801% ....................... 937,754 937,754
Total Management Investment Companies (Cost $ 937,754 ) .......................
937,754
Total Short Term Investments (Cost $ 937,754 ) ..................................
937,754
a
Total Investments (Cost $ 31,707,538 ) 100.0% ...................................
$35,759,285
Other Assets, less Liabilities 0.0%
†
............................................
5,700
Net Assets 100.0% ...........................................................
$35,764,985
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Schedule of Investments (unaudited), May 31, 2026
Putnam Retirement Advantage 2050 Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds 98.7%
Asset Allocation 98.7%
a
Putnam Dynamic Asset Allocation Equity Fund , Class P ....................... 191,512 $ 3,564,044
a
Putnam Dynamic Asset Allocation Growth Fund , Class P ...................... 1,270,059 30,583,010
34,147,054
Total Investments In Underlying Funds (Cost $ 30,144,285 ) .......................
34,147,054
a a a a
Short Term Investments 1.2%
a
Management Investment Companies 1.2%
a,b
Putnam Short Term Investment Fund , Class P , 3.801% ....................... 432,315 432,315
Total Management Investment Companies (Cost $ 432,315 ) .......................
432,315
Total Short Term Investments (Cost $ 432,315 ) ..................................
432,315
a
Total Investments (Cost $ 30,576,600 ) 99.9% ....................................
$34,579,369
Other Assets, less Liabilities 0.1% .............................................
15,420
Net Assets 100.0% ...........................................................
$34,594,789
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Schedule of Investments (unaudited), May 31, 2026
Putnam Retirement Advantage 2055 Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds 99.4%
Asset Allocation 99.4%
a
Putnam Dynamic Asset Allocation Equity Fund , Class P ....................... 440,570 $ 8,199,008
a
Putnam Dynamic Asset Allocation Growth Fund , Class P ...................... 681,440 16,409,078
24,608,086
Total Investments In Underlying Funds (Cost $ 21,528,513 ) .......................
24,608,086
a a a a
Short Term Investments 0.5%
a
Management Investment Companies 0.5%
a,b
Putnam Short Term Investment Fund , Class P , 3.801% ....................... 133,799 133,799
Total Management Investment Companies (Cost $ 133,799 ) .......................
133,799
Total Short Term Investments (Cost $ 133,799 ) ..................................
133,799
a
Total Investments (Cost $ 21,662,312 ) 99.9% ....................................
$24,741,885
Other Assets, less Liabilities 0.1% .............................................
16,950
Net Assets 100.0% ...........................................................
$24,758,835
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Schedule of Investments (unaudited), May 31, 2026
Putnam Retirement Advantage 2060 Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds 99.4%
Asset Allocation 99.4%
a
Putnam Dynamic Asset Allocation Equity Fund , Class P ....................... 617,052 $ 11,483,336
a
Putnam Dynamic Asset Allocation Growth Fund , Class P ...................... 337,154 8,118,660
19,601,996
Total Investments In Underlying Funds (Cost $ 16,902,118 ) .......................
19,601,996
a a a a
Short Term Investments 0.6%
a
Management Investment Companies 0.6%
a,b
Putnam Short Term Investment Fund , Class P , 3.801% ....................... 109,475 109,475
Total Management Investment Companies (Cost $ 109,475 ) .......................
109,475
Total Short Term Investments (Cost $ 109,475 ) ..................................
109,475
a
Total Investments (Cost $ 17,011,593 ) 100.0% ...................................
$19,711,471
Other Assets, less Liabilities 0.0%
†
............................................
14,381
Net Assets 100.0% ...........................................................
$19,725,852
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Schedule of Investments (unaudited), May 31, 2026
Putnam Retirement Advantage 2065 Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds 98.9%
Asset Allocation 98.9%
a
Putnam Dynamic Asset Allocation Equity Fund , Class P ....................... 238,929 $ 4,446,476
a
Putnam Dynamic Asset Allocation Growth Fund , Class P ...................... 52,918 1,274,260
5,720,736
Total Investments In Underlying Funds (Cost $ 4,952,782 ) ........................
5,720,736
a a a a
Short Term Investments 0.4%
a
Management Investment Companies 0.4%
a,b
Putnam Short Term Investment Fund , Class P , 3.801% ....................... 21,608 21,608
Total Management Investment Companies (Cost $ 21,608 ) ........................
21,608
Total Short Term Investments (Cost $ 21,608 ) ...................................
21,608
a
Total Investments (Cost $ 4,974,390 ) 99.3% .....................................
$5,742,344
Other Assets, less Liabilities 0.7% .............................................
44,599
Net Assets 100.0% ...........................................................
$5,786,943
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Schedule of Investments (unaudited), May 31, 2026
Putnam Retirement Advantage 2070 Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds 96.6%
Asset Allocation 96.6%
a
Putnam Dynamic Asset Allocation Equity Fund , Class P ....................... 63,566 $ 1,182,965
a
Putnam Dynamic Asset Allocation Growth Fund , Class P ...................... 13,272 319,591
1,502,556
Total Investments In Underlying Funds (Cost $ 1,300,580 ) ........................
1,502,556
a a a a
Short Term Investments 0.3%
a
Management Investment Companies 0.3%
a,b
Putnam Short Term Investment Fund , Class P , 3.801% ....................... 4,302 4,302
Total Management Investment Companies (Cost $ 4,302 ) .........................
4,302
Total Short Term Investments (Cost $ 4,302 ) ....................................
4,302
a
Total Investments (Cost $ 1,304,882 ) 96.9% .....................................
$1,506,858
Other Assets, less Liabilities 3.1% .............................................
48,329
Net Assets 100.0% ...........................................................
$1,555,187
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Putnam Target Date Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty separate funds, ten of which are included in this report (Funds). The
Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
Certain or all Funds invest primarily in mutual funds (Underlying Funds), including affiliated funds managed by Franklin
Templeton (FT Underlying Funds).
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying
Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC)
website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.
On April 17, 2026, the Trust's Board of Trustees approved a proposal to change the names of the following Funds, effective
July 15, 2026, as follows:
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their closing NAV each trading day.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Current Fund Repositioned Fund
Putnam Retirement Advantage Maturity Fund Franklin Retirement Advantage Maturity Fund
Putnam Retirement Advantage 2030 Fund Franklin Retirement Advantage 2030 Fund
Putnam Retirement Advantage 2035 Fund Franklin Retirement Advantage 2035 Fund
Putnam Retirement Advantage 2040 Fund Franklin Retirement Advantage 2040 Fund
Putnam Retirement Advantage 2045 Fund Franklin Retirement Advantage 2045 Fund
Putnam Retirement Advantage 2050 Fund Franklin Retirement Advantage 2050 Fund
Putnam Retirement Advantage 2055 Fund Franklin Retirement Advantage 2055 Fund
Putnam Retirement Advantage 2060 Fund Franklin Retirement Advantage 2060 Fund
Putnam Retirement Advantage 2065 Fund Franklin Retirement Advantage 2065 Fund
Putnam Retirement Advantage 2070 Fund Franklin Retirement Advantage 2070 Fund

Putnam Target Date Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
3. Investments in FT Underlying Funds
The Funds invest in Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT Services or an affiliate of Advisers. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies.
Investments in FT Underlying Funds for the period ended May 31, 2026, were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Putnam Retirement Advantage Maturity Fund
Non-Controlled Affiliates
Putnam Multi-Asset Income Fund,
Class P ................. $ 38,511,374 $ 7,675,625 $ (5,813,351) $ 601,469 $ 1,775,816 $ 42,750,933 3,644,581 $ 1,197,226
Putnam Short Term Investment
Fund, Class P, 3.801% ....... 2,407,489 830,605 (569,393) — — 2,668,701 2,668,701 75,131
Total Non-Controlled Affiliates $40,918,863 $8,506,230 $(6,382,744) $601,469 $1,775,816 $45,419,634 $1,272,357
Total Affiliated Securities .... $40,918,863 $8,506,230 $(6,382,744) $601,469 $1,775,816 $45,419,634 $1,272,357
Putnam Retirement Advantage 2030 Fund
Non-Controlled Affiliates
Putnam Dynamic Asset Allocation
Balanced Fund, Class P ...... 9,070,283 2,619,272 (4,561,302) (21,931) 425,790 7,532,112 416,139 475,898
a
Putnam Dynamic Asset Allocation
Conservative Fund, Class P .... 20,642,745 10,328,908 (4,506,301) 202,687 668,911 27,336,950 2,356,634 827,538
a
Putnam Multi-Asset Income Fund,
Class P ................. 6,854,245 4,195,776 (1,319,648) 115,603 407,714 10,253,690 874,142 243,748
Putnam Short Term Investment
Fund, Class P, 3.801% ....... 2,279,591 1,047,251 (541,591) — — 2,785,251 2,785,251 74,056
Total Non-Controlled Affiliates $38,846,864 $18,191,207 $(10,928,842) $296,359 $1,502,415 $47,908,003 $1,621,240
Total Affiliated Securities .... $38,846,864 $18,191,207 $(10,928,842) $296,359 $1,502,415 $47,908,003 $1,621,240
Putnam Retirement Advantage 2035 Fund
Non-Controlled Affiliates
Putnam Dynamic Asset Allocation
Balanced Fund, Class P ...... 40,519,404 11,421,791 (8,654,495) 924,330 1,435,841 45,646,871 2,521,927 2,547,598
a
Putnam Dynamic Asset Allocation
Conservative Fund, Class P .... 1,353,220 2,879,370 (286,629) 12,434 117,257 4,075,652 351,349 78,667
a
Putnam Multi-Asset Income Fund,
Class P ................. 1,496,536 1,813,043 (326,606) 13,677 133,693 3,130,343 266,866 70,136
Putnam Short Term Investment
Fund, Class P, 3.801% ....... 2,071,459 818,212 (373,970) — — 2,515,701 2,515,701 68,234
Total Non-Controlled Affiliates $45,440,619 $16,932,416 $(9,641,700) $950,441 $1,686,791 $55,368,567 $2,764,635
Total Affiliated Securities .... $45,440,619 $16,932,416 $(9,641,700) $950,441 $1,686,791 $55,368,567 $2,764,635

Putnam Target Date Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Putnam Retirement Advantage 2040 Fund
Non-Controlled Affiliates
Putnam Dynamic Asset Allocation
Balanced Fund, Class P ...... $ 19,040,470 $ 8,533,605 $ (1,873,066) $ 114,621 $ 1,321,414 $ 27,137,044 1,499,284 $ 1,306,378
a
Putnam Dynamic Asset Allocation
Growth Fund, Class P ........ 18,301,119 4,447,807 (4,875,515) 242,472 1,317,695 19,433,578 807,042 1,225,671
a
Putnam Short Term Investment
Fund, Class P, 3.801% ....... 1,300,177 540,152 (215,613) — — 1,624,716 1,624,716 43,325
Total Non-Controlled Affiliates $38,641,766 $13,521,564 $(6,964,194) $357,093 $2,639,109 $48,195,338 $2,575,374
Total Affiliated Securities .... $38,641,766 $13,521,564 $(6,964,194) $357,093 $2,639,109 $48,195,338 $2,575,374
Putnam Retirement Advantage 2045 Fund
Non-Controlled Affiliates
Putnam Dynamic Asset Allocation
Balanced Fund, Class P ...... 1,816,496 2,168,793 (292,298) 3,539 216,333 3,912,863 216,180 143,178
a
Putnam Dynamic Asset Allocation
Growth Fund, Class P ........ 24,344,356 8,511,930 (4,419,449) 997,958 1,473,873 30,908,668 1,283,583 1,739,986
a
Putnam Short Term Investment
Fund, Class P, 3.801% ....... 680,709 446,735 (189,690) — — 937,754 937,754 24,163
Total Non-Controlled Affiliates $26,841,561 $11,127,458 $(4,901,437) $1,001,497 $1,690,206 $35,759,285 $1,907,327
Total Affiliated Securities .... $26,841,561 $11,127,458 $(4,901,437) $1,001,497 $1,690,206 $35,759,285 $1,907,327
Putnam Retirement Advantage 2050 Fund
Non-Controlled Affiliates
Putnam Dynamic Asset Allocation
Equity Fund, Class P ........ 3,428,178 1,005,517 (1,313,555) 148,370 295,534 3,564,044 191,512 140,140
a
Putnam Dynamic Asset Allocation
Growth Fund, Class P ........ 22,084,327 9,105,600 (3,060,412) 553,302 1,900,193 30,583,010 1,270,059 1,688,259
a
Putnam Short Term Investment
Fund, Class P, 3.801% ....... 273,936 288,035 (129,656) — — 432,315 432,315 10,792
Total Non-Controlled Affiliates $25,786,441 $10,399,152 $(4,503,623) $701,672 $2,195,727 $34,579,369 $1,839,191
Total Affiliated Securities .... $25,786,441 $10,399,152 $(4,503,623) $701,672 $2,195,727 $34,579,369 $1,839,191
Putnam Retirement Advantage 2055 Fund
Non-Controlled Affiliates
Putnam Dynamic Asset Allocation
Equity Fund, Class P ........ 6,455,324 2,417,356 (1,650,517) 172,516 804,329 8,199,008 440,570 285,100
a
Putnam Dynamic Asset Allocation
Growth Fund, Class P ........ 11,068,141 5,680,760 (1,635,535) 96,144 1,199,568 16,409,078 681,440 883,871
a
Putnam Short Term Investment
Fund, Class P, 3.801% ....... 82,523 208,087 (156,811) — — 133,799 133,799 2,843
Total Non-Controlled Affiliates $17,605,988 $8,306,203 $(3,442,863) $268,660 $2,003,897 $24,741,885 $1,171,814
Total Affiliated Securities .... $17,605,988 $8,306,203 $(3,442,863) $268,660 $2,003,897 $24,741,885 $1,171,814
3. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Putnam Retirement Advantage 2060 Fund
Non-Controlled Affiliates
Putnam Dynamic Asset Allocation
Equity Fund, Class P ........ $ 8,111,516 $ 3,548,544 $ (1,516,126) $ 269,981 $ 1,069,421 $ 11,483,336 617,052 $ 364,906
a
Putnam Dynamic Asset Allocation
Growth Fund, Class P ........ 5,108,645 3,069,202 (688,685) 85,699 543,799 8,118,660 337,154 409,422
a
Putnam Short Term Investment
Fund, Class P, 3.801% ....... 64,409 186,489 (141,423) — — 109,475 109,475 2,088
Total Non-Controlled Affiliates $13,284,570 $6,804,235 $(2,346,234) $355,680 $1,613,220 $19,711,471 $776,416
Total Affiliated Securities .... $13,284,570 $6,804,235 $(2,346,234) $355,680 $1,613,220 $19,711,471 $776,416
Putnam Retirement Advantage 2065 Fund
Non-Controlled Affiliates
Putnam Dynamic Asset Allocation
Equity Fund, Class P ........ 2,576,919 2,261,713 (900,256) 79,093 429,007 4,446,476 238,929 127,529
a
Putnam Dynamic Asset Allocation
Growth Fund, Class P ........ 706,700 699,998 (232,709) 9,833 90,438 1,274,260 52,918 59,653
a
Putnam Short Term Investment
Fund, Class P, 3.801% ....... 11,167 32,900 (22,459) — — 21,608 21,608 529
Total Non-Controlled Affiliates $3,294,786 $2,994,611 $(1,155,424) $88,926 $519,445 $5,742,344 $187,711
Total Affiliated Securities .... $3,294,786 $2,994,611 $(1,155,424) $88,926 $519,445 $5,742,344 $187,711
Putnam Retirement Advantage 2070 Fund
Non-Controlled Affiliates
Putnam Dynamic Asset Allocation
Equity Fund, Class P ........ 828,824 254,772 (41,638) 4,155 136,852 1,182,965 63,566 41,396
a
Putnam Dynamic Asset Allocation
Growth Fund, Class P ........ 226,890 79,916 (11,968) 764 23,989 319,591 13,272 19,367
a
Putnam Short Term Investment
Fund, Class P, 3.801% ....... 5,117 3,057 (3,872) — — 4,302 4,302 182
Total Non-Controlled Affiliates $1,060,831 $337,745 $(57,478) $4,919 $160,841 $1,506,858 $60,945
Total Affiliated Securities .... $1,060,831 $337,745 $(57,478) $4,919 $160,841 $1,506,858 $60,945
a
Dividend income includes capital gain distributions received, if any, from underlying funds.
3. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At May 31, 2026, all of the Funds' investments in financial instruments carried at fair value were valued using Level 1 inputs.
For detailed categories, see the accompanying Schedules of Investments.
4. Fair Value Measurements
(continued)